SUBSEQUENT EVENTS - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Mar. 15, 2022 shares	Feb. 03, 2022 $ / shares	Dec. 31, 2021	Apr. 04, 2022 USD ($)
Distribution
Disclosure of non-adjusting events after reporting period [line items]
Distributions declared (in dollars per share) | $ / shares		$ 0.0625
Special distribution, conversion ratio for every two shares held	0.5
Major business combination | Scientific Games Lottery
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired				35.00%
Consideration transferred, acquisition-date fair value | $				$ 5,684
Major business combination | Scientific Games Lottery | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired				100.00%
Consideration transferred, acquisition-date fair value | $				$ 5,700
Brookfield Asset Management Inc.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			64.00%
Brookfield Asset Management Inc. | Distribution
Disclosure of non-adjusting events after reporting period [line items]
Number of exchangeable shares received (in shares) | shares	35
Proportion of ownership interest in subsidiary	64.70%
Brookfield Business Partners L.P. and Institutional Investors | Distribution
Disclosure of non-adjusting events after reporting period [line items]
Number of exchangeable shares received (in shares) | shares	38
Limited Partners | Distribution
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	35.30%
Subsidiary | Distribution
Disclosure of non-adjusting events after reporting period [line items]
Voting interest	75.00%